INTEREST AND FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Accretion on site closure provisions (note 16)	$ 223
Interest expense on leases (note 15)	32	$ 7
Interest income	(140)	(267)
Interest on IVA refunds	(203)
Other	2
Total interest costs incurred	1,296	3,895
Camino Rojo Project Loan
Borrowings
Accretion		2,860
Newmont Loan
Borrowings
Accretion	$ 1,382	$ 1,295